Debt and liquidity debt and liquidity (Senior Notes) (Details) - USD ($)	Dec. 31, 2017	Sep. 30, 2017	Nov. 20, 2012
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.375%
Senior Notes
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 300,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.375%		6.375%
Redemption price percentage of principal prior to November 15, 2016			100.00%
Repurchase Percentage Price Of Aggregate Principal Due To Change In Control			101.00%
Minimum
Debt Instrument [Line Items]
Unpaid indebtedness after maturity or acceleration	$ 50,000,000
Unpaid judgment or decree	$ 50,000,000
Minimum | Senior Notes
Debt Instrument [Line Items]
Unpaid judgment or decree		$ 50,000,000